Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

Note 16. Earnings Per Share

Basic and diluted earnings per share for the years ended December 31, 2013 and 2012 were calculated as follows:

	Years Ended December 31
	2013	2012
Numerator:
Net income attributable to Brookfield Residential.	$142,160	$93,161
Less: Preferred Share dividends	(128)	(135)

Net income attributable to common shareholders	$142,032	$93,026

Denominator (in 000s of shares):
Basic weighted average shares outstanding	116,670	101,609
Net effect of convertible Preferred Shares	175	267
Net effect of share options assumed to be exercised	800	178

Diluted weighted average shares outstanding	117,645	102,054

Basic earnings per share	$1.22	$0.92

Diluted earnings per share	$1.21	$0.91